Income Taxes - Reconciled Tax at Statutory Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory tax rates	$ (58.1)	$ (38.7)	$ (48.9)
US state income taxes, net of the federal benefit	(8.0)	(5.7)	(3.1)
Asbestos - effect of foreign exchange	(36.8)	20.9	14.9
Expenses not deductible	(2.0)	(5.5)	(4.0)
Stock and executive compensation	(5.5)	(1.7)	(1.3)
Foreign taxes on domestic income	(49.8)	(43.5)	(34.5)
Prior year tax adjustments	5.9	(0.4)	(0.3)
Taxes on foreign income	(1.6)	2.7	4.5
US net operating loss carryback	4.9	25.5	0.0
Other items	1.8	(0.1)	0.9
Total income tax expense	$ (149.2)	$ (46.5)	$ (71.8)
Effective tax rate (as percent)	36.20%	16.10%	23.90%